DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Inventory costs	$ 9,257	$ 20,640	$ 33,450
Subcontractor and consultant costs	3,248	3,562	3,059
Concession construction materials and labor costs	204	163	299
Depreciation and amortization expense	3,030	3,204	3,592
Compensation	3,299	3,854	5,827
Other direct costs	3,113	3,460	3,794
Total	$ 22,151	$ 34,883	$ 50,021